Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Brandes Emerging Markets Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)
Account Value	$ 11,276	$ 9,290	$ 6,985	$ 9,837	$ 7,907	$ 9,425	$ 9,142	$ 10,049	$ 8,252	$ 6,378	$ 9,425
Brandes International Equity Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Equity Fund (Class R6/BIERX)
Account Value	$ 18,903	14,508	10,091	13,413	9,717	11,180	11,854	11,460	9,924	9,164	10,000
Brandes Core Plus Fixed Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)
Account Value	$ 11,638	10,402	10,165	11,624	11,547	10,905	10,234	10,345	10,316	9,795	9,624
Brandes Global Equity Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)
Account Value	$ 18,965	14,682	11,268	13,896	9,840	10,943	11,630	11,196	9,626	9,238	10,000
Brandes International Small Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)
Account Value	$ 19,628	13,637	9,127	12,801	8,449	9,247	10,591	11,710	10,595	9,651	10,000
Brandes Small Cap Value Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Small Cap Value Fund (Class I/BSCMX)
Account Value	$ 304,654	239,997	185,574	222,672	140,856	140,719	153,176	146,360	125,111	106,686	100,000
Brandes Emerging Markets Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Emerging Markets Value Fund (Class I/BEMIX)
Account Value	$ 122,476	100,757	75,545	106,096	85,074	101,228	97,887	107,465	88,036	67,875	100,000
Brandes Small Cap Value Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Small Cap Value Fund (Class R6/BSCRX)
Account Value	$ 28,883	22,718	17,522	20,985	13,178	13,033	15,397	14,636	12,511	10,669	10,000
Brandes Separately Managed Account Reserve Trust - Fund Level
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Separately Managed Account Reserve Trust
Account Value	$ 13,864	12,057	11,440	13,194	12,894	12,158	11,547	11,420	11,026	10,093	10,000
Brandes International Small Cap Equity Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Small Cap Equity Fund (Class I/BISMX)
Account Value	$ 211,220	146,461	97,889	136,036	89,409	96,855	109,980	120,457	107,993	97,422	100,000
Brandes International Equity Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Equity Fund (Class I/BIIEX)
Account Value	$ 186,838	143,588	99,953	132,967	96,446	111,021	117,881	114,191	99,009	91,590	100,000
Brandes Emerging Markets Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Emerging Markets Value Fund (Class R6/BEMRX)
Account Value	$ 12,397	10,184	7,626	10,704	8,581	10,184	9,844	10,787	8,803	6,792	10,000
Brandes Global Equity Fund - Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Global Equity Fund (Class I/BGVIX)
Account Value	$ 206,378	159,406	122,060	149,006	104,443	115,001	121,071	115,320	98,160	93,255	100,000
Brandes International Small Cap Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Small Cap Equity Fund (Class R6/BISRX)
Account Value	$ 21,362	14,794	9,859	13,694	8,986	9,738	11,031	12,074	10,813	9,747	10,000
Brandes Small Cap Value Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)
Account Value	$ 27,946	22,075	17,110	20,573	13,058	13,061	14,295	13,694	11,736	10,028	9,431
Brandes International Small Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)
Account Value	$ 19,507	13,553	9,070	12,643	8,323	9,041	10,279	11,281	10,137	9,158	9,425
Brandes Emerging Markets Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge)
Account Value	$ 11,313	9,321	7,008	9,947	8,021	9,621	9,408	10,419	8,623	6,717	10,000
Brandes Core Plus Fixed Income Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Core Plus Fixed Income Fund (Class I/BCPIX)
Account Value	$ 123,793	110,507	107,760	122,804	121,727	114,763	107,405	108,323	107,563	102,024	100,000
Brandes International Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)
Account Value	$ 17,206	13,263	9,256	12,349	8,977	10,369	11,035	10,706	9,304	8,623	9,426
Brandes Global Equity Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)
Account Value	$ 18,974	14,689	11,274	13,799	9,697	10,705	11,294	10,789	9,206	8,767	9,426
Brandes International Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)
Account Value	$ 17,225	13,278	9,266	12,461	9,102	10,591	11,355	11,099	9,720	9,075	10,000
Brandes Core Plus Fixed Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)
Account Value	$ 13,024	11,624	11,309	12,745	12,467	11,664	10,860	10,849	10,767	10,207	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,837	11,770	10,538	14,659	12,401	11,219	11,450	11,544	9,427	8,072	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,005	10,760	10,691	12,519	12,632	11,807	10,705	10,837	10,829	10,294	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,580	11,440	9,951	10,000
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,630	13,267	11,020	14,726	11,884	11,537	11,681	11,479	9,597	8,784	10,000
MSCI EAFE (Europe, Australasia and Far East) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (Europe, Australasia and Far East) Index
Account Value	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 26,114	19,719	16,170	20,120	15,618	14,146	13,892	12,489	10,569	9,491	10,000
Bloomberg U.S. Intermediate Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Bond Index
Account Value	$ 13,021	11,682	11,253	12,761	12,627	11,858	10,852	10,920	10,749	10,217	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210	18,310	16,809	21,972	14,878	14,821	16,266	14,116	11,691	10,125	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	17,510	16,237	19,726	12,033	14,137	15,407	14,093	11,691	9,840	10,000
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index
Account Value	$ 18,037	14,634	12,297	17,304	13,003	12,157	12,883	12,647	10,611	9,359	10,000
S&P Developed ex-U.S. Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. Small Cap Index
Account Value	$ 17,064	$ 14,053	$ 11,795	$ 17,608	$ 13,601	$ 12,643	$ 13,645	$ 13,186	$ 10,968	$ 9,771	$ 10,000